Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ASSETS:
Cash and cash equivalents	¥ 379,350	$ 51,971	¥ 1,686,342
Restricted cash	264,263	36,204	133,678
Term deposits	262,759	35,998	346,636
Investment in marketable securities	1,956,027	267,974	427,966
Accounts receivable, net	83,065	11,380	38,038
Other receivables, net	62,479	8,560	50,315
Loans receivable, net	6,964	954	13,425
Prepaid expenses and other assets, net	159,102	21,797	165,957
Investments, net	879,604	120,505	1,067,444
Operating lease right-of-use assets, net	11,153	1,528	18,156
Property, equipment and software, net	53,644	7,349	61,790
Intangible assets, net	4,626	634	29,498
TOTAL ASSETS	4,123,036	564,854	4,039,245
Liabilities:
Deferred revenue			5,326
Payroll and welfare payable	11,470	1,571	10,957
Taxes payable	307,170	42,082	297,744
Accrued expenses and other liabilities	131,467	18,011	126,426
Operating lease liabilities	9,575	1,312	14,721
Deferred tax liabilities	763	105	6,049
TOTAL LIABILITIES	466,467	63,906	466,728
Commitments and Contingencies (Note 20)
Shareholders’ equity:
Additional paid-in capital	5,712,976	782,675	5,713,935
Statutory reserves	470,542	64,464	465,495
Deficit	(2,781,606)	(381,078)	(2,826,543)
Accumulated other comprehensive (loss) income	199,863	27,381	165,009
Total 9F Inc. shareholders’ equity	3,601,777	493,442	3,517,898
Non-controlling interest	54,792	7,506	54,619
Total shareholders’ equity	3,656,569	500,948	3,572,517
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	4,123,036	564,854	4,039,245
Related Party
Liabilities:
Amounts due to related parties	6,022	825	5,505
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	1		1
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 1		¥ 1